Document and Entity Information - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Document Information [Line Items]
Entity Registrant Name	Stellantis N.V.
Entity File Number	001-36675
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Singaporestraat 92-100
Entity Common Stock, Shares Outstanding	1,574,714,499
Entity Address, City or Town	Lijnden
Entity Address, Postal Zip Code	P7 1175 RA
Entity Address, Country	NL
Contact Personnel Email Address	general.counsel@stellantis.com
Entity Listing, Par Value Per Share	€ 0.01
Document Accounting Standard	International Financial Reporting Standards
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Entity Current Reporting Status	Yes
Document Type	20-F
Document Fiscal Period Focus	2020
Document Fiscal Period Focus	FY
Number of shares outstanding (in shares)	2,024,333,013	1,976,461,041
Entity Central Index Key	0001605484
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Special voting shares
Document Information [Line Items]
Entity Listing, Par Value Per Share	€ 0.01
Number of shares outstanding (in shares)	449,618,514	408,941,767
Common shares
Document Information [Line Items]
Number of shares outstanding (in shares)	1,574,714,499	1,567,519,274
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Singaporestraat 92-100
Entity Address, City or Town	Lijnden
Entity Address, Postal Zip Code	P7 1175 RA
Entity Address, Country	NL
Contact Personnel Name	Giorgio Fossati
City Area Code	+31 20
Local Phone Number	3421 707